Debentures (Details) ₪ in Thousands, $ in Thousands							1 Months Ended											12 Months Ended
	Dec. 04, 2022 USD ($)	Dec. 04, 2022 ILS (₪)	Apr. 12, 2021 USD ($)	Apr. 12, 2021 ILS (₪)	Jun. 08, 2020 USD ($)	Jun. 08, 2020 ILS (₪)	Sep. 18, 2022 USD ($)	Sep. 18, 2022 ILS (₪)	Aug. 30, 2022 USD ($)	Aug. 30, 2022 ILS (₪)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 ILS (₪)	Jan. 31, 2018 USD ($)	Jan. 31, 2018 ILS (₪)	Sep. 16, 2017 USD ($)	Sep. 16, 2015 USD ($)	Sep. 16, 2015 ILS (₪)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 04, 2022 ILS (₪)	Sep. 18, 2022 ILS (₪)	Aug. 30, 2022 ILS (₪)	Apr. 12, 2021 ILS (₪)	Jun. 08, 2020 ILS (₪)	Jan. 31, 2018 ILS (₪)	Sep. 16, 2017 ILS (₪)	Sep. 16, 2015 ILS (₪)
Debentures (Details) [Line Items]
Interest expenses																		$ 7,533	$ 7,056
Amortization of debt premium, discount and issuance costs, net																		$ 158	(109)
Fixed interest rate																		60.00%
Principal amount																		$ 199,051	50,295	$ 60,346
Formula Systems Series A Secured Debentures [Member]
Debentures (Details) [Line Items]
Principal amount													$ 44,053			$ 26,295										₪ 150,000		₪ 102,260
Percentage of purchase price																100.00%	100.00%
Fixed interest rate																2.80%												2.80%
Issuance costs													225	₪ 782		$ 320	₪ 1,246
Gross proceeds													45,581	155,205
Interest payable													99	₪ 336
Debt premium													$ 1,430													₪ 4,869
Fair value of debentures																		19,202	34,057
Formula Systems Series C Secured Debentures
Debentures (Details) [Line Items]
Principal amount			$ 48,617						$ 60,514														₪ 200,000	₪ 160,000
Percentage of purchase price											100.00%	100.00%
Fixed interest rate											2.29%	2.29%
Gross proceeds			50,524	₪ 165,920					59,002	₪ 195,000
Interest payable			405	₪ 1,329					341	₪ 1,126
Debt premium			1,398																					4,591
Fair value of debentures																		133,046	125,672
Principal amount											$ 82,600	₪ 300,000
Commitment commission expenses											$ 924	₪ 3,355
Net of issuance costs			$ 229						287														950	₪ 752
Debt deficit									$ 2,141														₪ 7,076
Sapiens' Series B Debentures [Member]
Debentures (Details) [Line Items]
Principal amount					$ 60,362										$ 79,186										₪ 210,000		₪ 280,000
Fixed interest rate															3.37%												3.37%
Issuance costs					669	₪ 2,326									$ 956
Gross proceeds					60,603	210,840
Interest payable					864	3,006
Annual payment															$ 9,898
Debt discount					$ 623	₪ 2,166
Fair market price on stock exchange																		75,192	$ 100,465
Matrix IT Series B Debentures [Member]
Debentures (Details) [Line Items]
Principal amount	$ 53,680						$ 87,872														₪ 180,366	₪ 295,249
Percentage of purchase price							100.00%	100.00%
Fixed interest rate							4.10%															4.10%
Issuance costs	119	₪ 399					$ 642	₪ 2,158
Gross proceeds	53,107	178,385
Interest payable	471	₪ 1,582
Debt deficit	$ 590																				₪ 1,981
Fair market price on stock exchange																		$ 135,156
Description of debentures							The principal due under the Matrix IT Series B Debentures is payable in thirteen (13) semi-annual installments each equal to approximately 7.14% of the aggregate principal amount (or approximately NIS 21,081) on February 1 and on August 1 of each of the years 2023 through 2029 with the last payment equal to 7.18% of the aggregate principal amount (or approximately NIS 21,196) paid on February 1, 2030.	The principal due under the Matrix IT Series B Debentures is payable in thirteen (13) semi-annual installments each equal to approximately 7.14% of the aggregate principal amount (or approximately NIS 21,081) on February 1 and on August 1 of each of the years 2023 through 2029 with the last payment equal to 7.18% of the aggregate principal amount (or approximately NIS 21,196) paid on February 1, 2030.